Quarterly Holdings Report
for
Fidelity® Overseas Fund
January 31, 2026
OVE-NPRT1-0426
1.813070.121
Common Stocks - 98.3%
	Shares	Value ($)
AUSTRALIA - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
Rio Tinto Ltd	1,300	137,191
Rio Tinto PLC	449,832	41,040,123

TOTAL AUSTRALIA		41,177,314
BELGIUM - 1.4%
Financials - 1.4%
Banks - 1.4%
KBC Group NV	771,165	108,686,542
CANADA - 0.6%
Information Technology - 0.0%
Software - 0.0%
Constellation Software Inc/Canada warrants 3/31/2040 (a)(c)	64,880	5
Materials - 0.6%
Metals & Mining - 0.6%
Franco-Nevada Corp	196,100	45,903,803
TOTAL CANADA		45,903,808
CHINA - 1.0%
Communication Services - 1.0%
Interactive Media & Services - 1.0%
Tencent Holdings Ltd	1,040,300	79,959,339
DENMARK - 2.6%
Industrials - 2.2%
Air Freight & Logistics - 2.2%
DSV A/S	594,200	166,838,319
Materials - 0.4%
Chemicals - 0.4%
Novonesis Novozymes B Series B	532,143	32,577,167
TOTAL DENMARK		199,415,486
FRANCE - 8.8%
Consumer Discretionary - 2.2%
Hotels, Restaurants & Leisure - 0.4%
Accor SA	549,200	29,854,595
Textiles, Apparel & Luxury Goods - 1.8%
Hermes International SCA	31,381	75,473,664
LVMH Moet Hennessy Louis Vuitton SE	102,000	65,831,274
		141,304,938
TOTAL CONSUMER DISCRETIONARY		171,159,533
Consumer Staples - 0.8%
Food Products - 0.8%
Danone SA	736,800	57,735,611
Industrials - 3.8%
Aerospace & Defense - 2.7%
Safran SA	566,100	202,262,677
Electrical Equipment - 1.1%
Legrand SA	552,300	88,179,118
TOTAL INDUSTRIALS		290,441,795
Information Technology - 0.2%
IT Services - 0.2%
Alten SA	165,831	16,236,497
Materials - 1.8%
Chemicals - 1.8%
Air Liquide SA	750,462	140,533,348
TOTAL FRANCE		676,106,784
GERMANY - 9.3%
Financials - 3.9%
Capital Markets - 0.6%
Deutsche Boerse AG	190,594	48,263,238
Insurance - 3.3%
Allianz SE	370,324	163,061,869
Hannover Rueck SE	303,793	85,992,127
		249,053,996
TOTAL FINANCIALS		297,317,234
Health Care - 0.7%
Health Care Providers & Services - 0.7%
Fresenius SE & Co KGaA	979,900	54,835,570
Industrials - 2.9%
Aerospace & Defense - 1.5%
Rheinmetall AG	54,000	114,031,856
Electrical Equipment - 1.4%
Siemens Energy AG (a)	632,400	108,356,897
TOTAL INDUSTRIALS		222,388,753
Information Technology - 0.4%
Software - 0.4%
SAP SE	163,370	32,636,171
Materials - 1.4%
Construction Materials - 1.4%
Heidelberg Materials AG	396,400	108,562,385
TOTAL GERMANY		715,740,113
IRELAND - 1.0%
Industrials - 1.0%
Building Products - 1.0%
Kingspan Group PLC	900,500	78,454,464
ITALY - 5.3%
Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.4%
Lottomatica Group Spa	1,216,300	29,872,878
Financials - 4.1%
Banks - 4.1%
FinecoBank Banca Fineco SpA	2,876,463	76,204,905
Intesa Sanpaolo SpA	15,520,400	109,874,993
UniCredit SpA	1,426,989	124,356,468
TOTAL FINANCIALS		310,436,366
Health Care - 0.6%
Health Care Equipment & Supplies - 0.0%
GVS SpA (a)(d)(e)	328,362	1,613,333
Pharmaceuticals - 0.6%
Recordati Industria Chimica e Farmaceutica SpA (f)	832,619	45,735,028
TOTAL HEALTH CARE		47,348,361
Industrials - 0.2%
Machinery - 0.2%
Interpump Group SpA	311,100	18,025,105
TOTAL ITALY		405,682,710
JAPAN - 20.5%
Communication Services - 1.5%
Entertainment - 1.5%
Capcom Co Ltd	1,820,100	46,392,390
Nintendo Co Ltd	1,155,200	71,536,406
TOTAL COMMUNICATION SERVICES		117,928,796
Consumer Discretionary - 0.8%
Hotels, Restaurants & Leisure - 0.3%
Food & Life Cos Ltd	391,200	21,412,866
Household Durables - 0.5%
Panasonic Holdings Corp	2,911,100	39,913,213
TOTAL CONSUMER DISCRETIONARY		61,326,079
Consumer Staples - 1.3%
Food Products - 1.3%
Ajinomoto Co Inc	4,447,500	101,157,922
Financials - 4.4%
Banks - 2.9%
Mitsubishi UFJ Financial Group Inc	7,652,600	138,591,407
Mizuho Financial Group Inc	1,848,800	80,271,089
		218,862,496
Insurance - 1.5%
Tokio Marine Holdings Inc	3,081,189	114,843,768
TOTAL FINANCIALS		333,706,264
Health Care - 2.2%
Health Care Equipment & Supplies - 2.2%
Hoya Corp	1,021,931	170,828,088
Industrials - 6.9%
Industrial Conglomerates - 3.0%
Hitachi Ltd	6,649,150	230,726,409
Machinery - 3.2%
Ebara Corp	1,768,000	53,190,799
Kawasaki Heavy Industries Ltd	484,200	40,282,211
Mitsubishi Heavy Industries Ltd	4,861,300	143,135,823
		236,608,833
Professional Services - 0.5%
BayCurrent Inc	1,176,300	41,355,960
Trading Companies & Distributors - 0.2%
Sumitomo Corp	401,800	16,316,733
TOTAL INDUSTRIALS		525,007,935
Information Technology - 3.4%
IT Services - 1.4%
NEC Corp	2,491,400	83,873,055
TIS Inc	716,227	20,816,678
		104,689,733
Semiconductors & Semiconductor Equipment - 1.4%
Advantest Corp	588,900	97,052,821
Renesas Electronics Corp	855,600	14,224,740
		111,277,561
Technology Hardware, Storage & Peripherals - 0.6%
FUJIFILM Holdings Corp	2,271,000	45,363,815
TOTAL INFORMATION TECHNOLOGY		261,331,109
TOTAL JAPAN		1,571,286,193
NETHERLANDS - 5.4%
Information Technology - 5.4%
Semiconductors & Semiconductor Equipment - 5.4%
ASM International NV	145,183	122,151,377
ASML Holding NV	206,315	295,836,325

TOTAL NETHERLANDS		417,987,702
SINGAPORE - 0.7%
Consumer Discretionary - 0.7%
Broadline Retail - 0.7%
Sea Ltd Class A ADR (a)	491,600	57,266,484
SPAIN - 8.0%
Financials - 5.8%
Banks - 5.8%
Banco Santander SA	19,468,800	248,578,983
CaixaBank SA	14,758,900	194,820,277
TOTAL FINANCIALS		443,399,260
Utilities - 2.2%
Electric Utilities - 2.2%
Iberdrola SA	7,444,100	167,363,850
Iberdrola SA	101,973	2,287,535
TOTAL UTILITIES		169,651,385
TOTAL SPAIN		613,050,645
SWEDEN - 2.7%
Health Care - 0.3%
Life Sciences Tools & Services - 0.3%
AddLife AB B Shares	1,702,809	26,094,126
Industrials - 2.4%
Building Products - 1.5%
Assa Abloy AB B Shares	2,634,300	106,515,106
Machinery - 0.9%
Indutrade AB	2,975,741	69,820,923
TOTAL INDUSTRIALS		176,336,029
Information Technology - 0.0%
Software - 0.0%
Kry International Ab (a)(b)(c)	136,880	2,120,617
TOTAL SWEDEN		204,550,772
SWITZERLAND - 2.6%
Financials - 2.3%
Capital Markets - 0.8%
Partners Group Holding AG	43,930	59,668,197
Insurance - 1.5%
Zurich Insurance Group AG	157,810	112,269,502
TOTAL FINANCIALS		171,937,699
Health Care - 0.3%
Pharmaceuticals - 0.3%
Galderma Group AG	142,390	26,541,351
TOTAL SWITZERLAND		198,479,050
TAIWAN - 2.4%
Information Technology - 2.4%
Semiconductors & Semiconductor Equipment - 2.4%
Taiwan Semiconductor Manufacturing Co Ltd	3,308,300	182,384,974
UNITED KINGDOM - 15.4%
Consumer Discretionary - 3.1%
Hotels, Restaurants & Leisure - 3.1%
Compass Group PLC	4,344,752	130,279,294
InterContinental Hotels Group PLC	800,091	107,852,267
TOTAL CONSUMER DISCRETIONARY		238,131,561
Consumer Staples - 1.6%
Tobacco - 1.6%
British American Tobacco PLC	2,044,100	123,491,443
Financials - 3.0%
Banks - 2.5%
NatWest Group PLC	20,674,900	188,447,273
Capital Markets - 0.5%
3i Group PLC	867,900	39,870,564
TOTAL FINANCIALS		228,317,837
Industrials - 5.7%
Aerospace & Defense - 4.0%
BAE Systems PLC	3,256,700	88,409,453
Rolls-Royce Holdings PLC	13,302,000	222,369,222
		310,778,675
Professional Services - 0.8%
Intertek Group PLC	348,200	21,269,150
RELX PLC	1,108,461	39,297,181
		60,566,331
Trading Companies & Distributors - 0.9%
Diploma PLC	922,062	67,122,628
TOTAL INDUSTRIALS		438,467,634
Information Technology - 1.2%
Electronic Equipment, Instruments & Components - 1.2%
Halma PLC	1,905,049	92,384,063
Utilities - 0.8%
Electric Utilities - 0.8%
SSE PLC	1,781,874	59,224,949
TOTAL UNITED KINGDOM		1,180,017,487
UNITED STATES - 10.1%
Health Care - 2.9%
Health Care Equipment & Supplies - 0.7%
Alcon AG	631,570	50,996,183
Pharmaceuticals - 2.2%
Roche Holding AG non-voting shares	371,422	168,900,413
TOTAL HEALTH CARE		219,896,596
Industrials - 4.1%
Commercial Services & Supplies - 1.2%
Waste Connections Inc	564,500	94,439,173
Electrical Equipment - 2.7%
Schneider Electric SE	718,900	206,110,048
Professional Services - 0.2%
Experian PLC	390,223	14,779,594
TOTAL INDUSTRIALS		315,328,815
Materials - 3.1%
Construction Materials - 3.1%
CRH PLC	943,900	115,542,799
Holcim AG	1,179,900	121,610,971
TOTAL MATERIALS		237,153,770
TOTAL UNITED STATES		772,379,181
TOTAL COMMON STOCKS (Cost $5,358,650,580)		7,548,529,048

Money Market Funds - 1.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	3.70	112,521,962	112,544,467
Fidelity Securities Lending Cash Central Fund (g)(h)	3.70	1,328,648	1,328,780
TOTAL MONEY MARKET FUNDS (Cost $113,873,247)			113,873,247

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $5,472,523,827)	7,662,402,295
NET OTHER ASSETS (LIABILITIES) - 0.2%	16,578,608
NET ASSETS - 100.0%	7,678,980,903

Legend

(a)	Non-income producing.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,120,617 or 0.0% of net assets.

(c)	Level 3 security.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,613,333 or 0.0% of net assets.

(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,613,333 or 0.0% of net assets.

(f)	Security or a portion of the security is on loan at period end.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Kry International Ab	5/14/2021 - 10/30/2024	9,051,566

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	87,424,296	851,713,137	826,582,735	1,649,214	(10,231)	-	112,544,467	112,521,962	0.2%
Fidelity Securities Lending Cash Central Fund	3,756,000	297,101,152	299,522,995	41,349	(5,377)	-	1,328,780	1,328,648	0.0%
Total	91,180,296	1,148,814,289	1,126,105,730	1,690,563	(15,608)	-	113,873,247

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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